UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS
(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY	12207-1002
(Address of principal executive offices)	(Zip code)

Robert A. Benton
Nine Elk Street, Albany, NY 12207-1002
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

Paradigm Funds

Paradigm Value Fund
Paradigm Select Fund
Paradigm Micro-Cap Fund
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
December 31, 2019

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermedi-
ary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or send-
ing an email request. Your election to receive reports in paper will apply to all funds held with the fund com-
plex/your financial intermediary.

Table of Contents

PARADIGM FUNDS
Letter to Shareholders	2
Sector Allocation	4
Performance Information	6
Schedules of Investments	9
Statements of Assets and Liabilities	17
Statements of Operations	17
Statements of Changes in Net Assets	19
Financial Highlights	21
NOTES TO FINANCIAL STATEMENTS	23
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29
DISCLOSURE OF EXPENSES	30
ADDITIONAL INFORMATION	32
TRUSTEES & OFFICERS	34

2019 Annual Report 1

Letter to Shareholders

Dear Fellow Shareholders:

We said it last year, and once again we can say: What a difference a year makes. We have experienced radically different market environments in 2017, 2018 and 2019. Universally strong markets in 2017 were followed by broad-based steep declines in late 2018, which then reverted to broad-based strength across equity markets and indices in 2019.

A year ago, we were still a bit shell-shocked from the market plunge in the fourth quarter of 2018, followed by the extended government shutdown in January of 2019. Since then, we’ve experienced an extraordinary nearly 50-percentage-point swing in the markets from the nadir of 2018 to the sustained broad market strength over 2019. Needless to say, we are delighted to have participated in that upswing. That being said, many of the concerns we raised a year ago in our letter of January 2019 are still pertinent in 2020. For example, the extreme volatility of individual small-cap equities has prevailed. The myriad geopolitical issues–—from China trade tensions, to Russian intransigence, to the most recent Middle East military tensions–—continue to keep the world on edge. Not to mention our own domestic political complexities, from a Presidential impeachment trial to the upcoming Presidential election.

Reassuring offsets to these worries include a still resilient US economy, particularly when compared to the rest of the world. The unemployment rate has held steady at an impressive 3.5% level, although payroll and wage growth have remained lackluster. Given the many global cross-currents, it is not entirely surprising that some of them have translated into mixed signals within the US economy. Most notably, the December Institute for Supply Management (ISM) manufacturing data came in well below expectations, at 47.2, in con-tractionary territory and at its lowest reading since June 2009, amidst the financial crisis. In contrast, the ISM non-manufacturing data further improved, to a robust 55 in December. Lastly, the US housing market remains healthy, with the National Association of Home Builders (NAHB) housing market index near 20-year highs, benefiting from ongoing tail-winds from the overall economic backdrop.

The month of January 2020 has started off on a positive note for US equity markets. Given the market rebound we have experienced over the past twelve months ended December 31,2019, we think it is only logical to have a cautious outlook as we look ahead, and to be prepared for some bumps along the way. We have always been long-term investors, and we have maintained that we are not market timers, but we do intend to think more defensively in 2020. We are taking a hard look at those holdings that appear to have reached the upper limit of their price targets, or where we have lower conviction relative to perceived upside.

A rigorous investment process that remains consistent in both good times and bad is what will allow us to deliver outperformance over time. It is imperative to remain dispassionate, disciplined investors. Things are never as good as they seem, nor as bad. Thus we will continue to view the market highs and lows as opportunities to reevaluate both existing and potential holdings. We will continue to seek out those companies whose strong free cash flows, balance sheets, or management teams have been overlooked or overly discounted.

We will also continue to seek out unexplored niches in sectors such as Industrials and Health Care, where companies with strong free cash flows and defensible market positions should prevail over time despite market cyclicality. This will remain a stock pickers’ market. When those inevitable bumps in the road occur, we should be well informed and positioned to capitalize on those market disconnects, and to recognize where there is fundamental value. These investment principles have served us well over the past two decades, and we believe that this discipline and experience should continue to allow us to deliver outperformance over time.

Paradigm Value Fund

The Paradigm Value Fund gained 22.27% in 2019, compared to a gain of 22.39% for its benchmark, the Russell 2000 Value Index. Since inception (January 1, 2003) on an annualized basis, the Fund has returned 12.63%, compared to 9.76% for the benchmark.

2019 Annual Report 2

Strong stock selection made the Information Technology sector the top performer in 2019, driven by holdings in Semiconductors & Semiconductor Equipment industry.

The Consumer Discretionary sector proved the most challenging in 2019, reflecting investor concerns about the lack of resolution to global trade tensions and the general retail environment.

Paradigm Select Fund

The Paradigm Select Fund gained 38.32% in 2019, compared to a gain of 27.77% for its benchmark, the Russell 2500 Index. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 9.58% compared to 8.79% for the benchmark.

The Information Technology sector was the largest contributor in 2019, driven primarily by strong stock selection.

Consumer Discretionary was the only relative detracting sector for the year, reflecting portfolio challenges in Specialty Retail as well as a lack of holdings in stronger-performing benchmark industries such as Hotel Restaurants & Leisure.

Paradigm Micro-Cap Fund

The Paradigm Micro-Cap Fund gained 22.38% in 2019, compared to the benchmark Russell Microcap Index’s 22.43% return. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 7.77%, compared to 6.91% for the benchmark.

Strong stock selection made the Information Technology sector the top performer in 2019, driven by holdings in Semiconductors & Semiconductor Equipment industry.

The Consumer Discretionary sector proved the most challenging in 2019, reflecting investor concerns about the lack of resolution to global trade tensions and the general retail environment.

On December 4, 2019, the Paradigm Opportunity Fund merged with and into the Paradigm Micro-Cap Fund.

Sincerely,

Candace King Weir President and Chief Investment Officer Paradigm Funds Advisor LLC	Amelia F. Weir Senior Vice President Paradigm Funds Advisor LLC

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume that all dividends and distributions were reinvested and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance may be lower or higher that the performance data quoted. Statements concerning financial market trends are based on current market conditions, which will fluctuate. Any statements of opinion constitute only current opinions of Paradigm Funds Advisor LLC which are subject to change. Investment in the Fund involves a risk of loss. The Russell 2000 Value Index, Russell 2500 Index and Russell Microcap Index are U.S. equity indices. These indices are included for informational purposes only and may not be representative of the type of investments made by the Funds. References made to these indices are for comparative purposes only. To obtain performance data current to the most recent month end, please call 1-800-239-0732 or visit our website at www.paradigm-funds.com. The prospectus should be read carefully before investing.

2019 Annual Report 3

Paradigm Funds (Unaudited)

PARADIGM VALUE FUND Sector Allocation as of December 31, 2019 (As a Percentage of Equity Securities Held)

PARADIGM SELECT FUND Sector Allocation as of December 31, 2019 (As a Percentage of Equity Securities Held)

2019 Annual Report 4

Paradigm Funds (Unaudited)

PARADIGM MICRO-CAP FUND Sector Allocation as of December 31, 2019 (As a Percentage of Equity Securities Held)

2019 Annual Report 5

Paradigm Value Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended December 31, 2019.

December 31, 2019 NAV $48.83

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Value Fund	22.27%	10.95%	10.18%	10.57%
Russell 2000® Value Index(B)	22.39%	4.77%	6.99%	10.56%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Value Fund was January 1, 2003.

(B) The Russell 2000® Value Index (whose composition is different from the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 1.51% . The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds. Shares redeemed within 90 days of purchase are subject to a 2.00% redemption fee.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2019 Annual Report 6

Paradigm Select Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended December 31, 2019.

December 31, 2019 NAV $45.04

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Select Fund	38.32%	13.10%	10.62%	12.34%
Russell 2500® Index(B)	27.77%	10.33%	8.93%	12.58%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Select Fund was January 1, 2005.

(B) The Russell 2500® Index (whose composition is different from the Fund) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “mid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio (before any fee waiver) is 1.51%, and 1.16% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through April 30, 2020. The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds. Shares redeemed within 90 days of purchase are subject to a 2.00% redemption fee.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2019 Annual Report 7

Paradigm Micro-Cap Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Period Ended December 31, 2019.

December 31, 2019 NAV $30.91

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Micro-Cap Fund	22.38%	8.06%	7.64%	10.49%
Russell Microcap® Index(B)	22.43%	6.39%	6.57%	11.26%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Micro-Cap Fund was January 1, 2008.

(B) The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap. The Russell Microcap is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the true microcap opportunity set. Effective December 27, 2011 the Fund changed its investment strategy. Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in common stocks of U.S. micro-cap companies.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 1.26% . The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds. Shares redeemed within 90 days of purchase are subject to a 2.00% redemption fee.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2019 Annual Report 8

Paradigm Value Fund
		Schedule of Investments
		December 31, 2019
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
59,000	Air Transport Services Group, Inc. *	$1,384,140	2.52%
Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *	505,300	0.92%
Communications Equipment, NEC
10,000	Lumentum Holdings Inc. *	793,000
25,000	Vocera Communications, Inc. *	519,000
		1,312,000	2.39%
Communications Services, NEC
80,000	Calix, Inc. *	640,000	1.17%
Computer Communications Equipment
124,300	A10 Networks, Inc. *	853,941
110,000	Extreme Networks, Inc. *	810,700
		1,664,641	3.03%
Construction - Special Trade Contractors
76,800	Matrix Service Co. *	1,757,184	3.20%
Electrical Work
19,700	EMCOR Group Inc.	1,700,110	3.10%
Electronic Computers
6,000	Omnicell, Inc. *	490,320	0.89%
Footwear, (No Rubber)
20,000	Caleres, Inc.	475,000	0.87%
Heavy Construction Other Than Building Construction - Contractors
4,000	Granite Construction Incorporated	110,680	0.20%
Industrial Organic Chemicals
21,700	Sensient Technologies Corporation	1,434,153	2.61%
Laboratory Analytical Instruments
18,500	PerkinElmer Inc.	1,796,350	3.27%
Millwood, Veneer, Plywood, & Structural Wood Members
5,000	American Woodmark Corporation *	522,550	0.95%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
45,000	Summit Materials, Inc. - Class A *	1,075,500	1.96%
National Commercial Banks
39,500	First Merchants Corporation	1,642,805
14,936	National Bank Holdings Corporation - Class A	526,046
		2,168,851	3.95%
Office Machines, NEC
20,000	Pitney Bowes Inc.	80,600	0.15%
Optical Instruments & Lenses
20,000	II-VI Incorporated *	673,400	1.23%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
120,000	RTI Surgical, Inc. *	328,800	0.60%
Printed Circuit Boards
15,000	Jabil Circuit, Inc.	619,950	1.13%
Retail - Apparel & Accessory Stores
170,800	Express Inc. *	831,796
30,000	Tailored Brands, Inc.	367,500
		1,199,296	2.19%
Retail - Catalog & Mail-Order Houses
7,000	Insight Enterprises, Inc. *	492,030	0.90%
Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	993,720	1.81%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2019 Annual Report 9

Paradigm Value Fund
		Schedule of Investments
		December 31, 2019
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Retail - Retail Stores, NEC
7,500	IAC/InterActiveCorp. *	$1,868,325	3.40%
Retail - Shoe Stores
19,500	Designer Brands Inc. - Class A	306,930
24,800	Foot Locker, Inc.	966,952
		1,273,882	2.32%
Retail - Women's Clothing Stores
70,900	RTW Retailwinds, Inc. *	56,791	0.10%
Semiconductors & Related Devices
61,600	Kulicke & Soffa Industries Inc. (Singapore)	1,675,520
7,588	Marvell Technology Group Ltd. (Bermuda)	201,537
40,000	NeoPhotonics Corporation *	352,800
18,500	Qorvo, Inc. *	2,150,255
		4,380,112	7.98%
Services - Business Services, NEC
21,400	Tabula Rasa HealthCare, Inc. *	1,041,752	1.90%
Services - Computer Integrated Systems Design
20,000	Allscripts Healthcare Solutions, Inc. *	196,300
100,000	Ribbon Communications Inc. *	310,000
		506,300	0.92%
Services - Health Services
5,000	The Pennant Group, Inc. *	165,350	0.30%
Services - Help Supply Services
44,400	Kforce Inc.	1,762,680	3.21%
Services - Home Health Care Services
20,700	Addus HomeCare Corporation *	2,012,454	3.67%
Services - Hospitals
17,400	Magellan Health Services Inc. *	1,361,550
21,650	MEDNAX, Inc. *	601,653
		1,963,203	3.58%
Services - Management Services
60,000	R1 RCM Inc. *	778,800	1.42%
Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	453,700	0.83%
Special Industry Machinery (No Metalworking Machinery)
3,500	Kadant Inc.	368,690	0.67%
Special Industry Machinery, NEC
39,600	Brooks Automation, Inc.	1,661,616	3.03%
State Commercial Banks
23,000	Banner Corporation	1,301,570
8,448	Prosperity Bancshares, Inc.	607,327
36,000	Renasant Corporation	1,275,120
		3,184,017	5.80%
Telegraph & Other Message Communications
18,400	j2 Global, Inc.	1,724,264	3.14%
Telephone & Telegraph Apparatus
6,000	Fabrinet (Thailand) *	389,040	0.71%
Transportation Services
15,400	GATX Corp.	1,275,890	2.32%
Water, Sewer, Pipeline, Comm & Power Line Construction
18,000	Primoris Services Corporation	400,320	0.73%
Wholesale - Computers & Peripheral Equipment & Software
10,832	SYNNEX Corporation	1,395,162	2.54%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2019 Annual Report 10

Paradigm Value Fund
		Schedule of Investments
		December 31, 2019
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Wholesale - Hardware
40,000	Wesco Aircraft Holdings, Inc. *	$440,800	0.80%
Total for Common Stocks (Cost $24,998,977)		48,527,723	88.41%

REAL ESTATE INVESTMENT TRUSTS
39,000	Blackstone Mortgage Trust, Inc. - Class A	1,451,580
12,650	Mid-America Apartment Communities Inc.	1,668,029
38,000	TPG RE Finance Trust, Inc.	770,260
Total for Real Estate Investment Trusts (Cost $2,165,224)		3,889,869	7.09%

MONEY MARKET FUNDS
2,520,125	SEI Daily Income Trust Government Fund CL F 1.49% **	2,520,125	4.59%
Total for Money Market Funds (Cost $2,520,125)
Total Investment Securities		54,937,717	100.09%
	(Cost $29,684,326)
Liabilities in Excess of Other Assets		(48,705)	-0.09%
Net Assets		$54,889,012	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at December 31, 2019.

The accompanying notes are an integral part of these financial statements.

2019 Annual Report 11

Paradigm Select Fund
			Schedule of Investments
			December 31, 2019
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Chemical & Allied Products
1,775	Innospec Inc.	$183,606	0.50%
Communications Equipment, NEC
10,100	Lumentum Holdings Inc. *	800,930	2.18%
Construction - Special Trade Contractors
36,100	Matrix Service Co. *	825,968	2.25%
Electrical Work
7,200	EMCOR Group Inc.	621,360	1.69%
Electromedical & Electrotherapeutic Apparatus
10,000	Masimo Corporation *	1,580,600	4.30%
Fire, Marine & Casualty Insurance
3,950	American Financial Group Inc.	433,118	1.18%
Footwear (No Rubber)
25,000	Caleres, Inc.	593,750	1.62%
General Industrial Machinery & Equipment
14,900	Rexnord Corporation *	486,038	1.32%
Industrial Instruments For Measurement, Display, and Control
9,200	MKS Instruments, Inc.	1,012,092	2.75%
Industrial Organic Chemicals
5,800	Sensient Technologies Corporation	383,322
4,350	Westlake Chemical Corp.	305,152
		688,474	1.87%
Instruments For Measurement & Testing of Electricity & Electric Signals
18,675	Teradyne, Inc.	1,273,448	3.47%
Laboratory Analytical Instruments
9,700	PerkinElmer Inc.	941,870	2.56%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
21,200	Summit Materials, Inc. - Class A *	506,680	1.38%
Miscellaneous Manufacturing Industries
25,100	Hillenbrand, Inc.	836,081	2.28%
Optical Instruments & Lenses
15,000	II-VI Incorporated *	505,050	1.37%
Plastics Products
12,500	Entegris, Inc.	626,125	1.70%
Printed Circuit Boards
27,500	Jabil Circuit, Inc.	1,136,575
22,500	TTM Technologies, Inc. *	338,625
		1,475,200	4.01%
Retail - Catalog & Mail-Order Houses
5,600	Insight Enterprises, Inc. *	393,624	1.07%
Retail - Eating & Drinking Places
6,700	Cannae Holdings, Inc. *	249,173	0.68%
Retail - Family Clothing Stores
39,700	American Eagle Outfitters, Inc.	583,590	1.59%
Retail - Lumber & Other Building Materials Dealers
33,600	BMC Stock Holdings, Inc. *	963,984	2.62%
Retail - Radio, TV & Consumer Electronics Stores
12,400	Best Buy Co., Inc.	1,088,720	2.96%
Retail - Retail Stores, NEC
5,800	IAC/InterActiveCorp. *	1,444,838	3.93%
Retail - Shoe Stores
21,100	Foot Locker, Inc.	822,689	2.24%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2019 Annual Report 12

Paradigm Select Fund
		Schedule of Investments
		December 31, 2019
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.	$107,094	0.29%
Search, Detection, Navigation, Guidance, Aeronautical Systems
6,800	Garmin Ltd. (Switzerland)	663,408	1.81%
Semiconductors & Related Devices
25,900	Kulicke & Soffa Industries Inc. (Singapore)	704,480
32,025	Marvell Technology Group Ltd. (Bermuda)	850,584
11,200	Qorvo, Inc. *	1,301,776
7,200	Skyworks Solutions, Inc.	870,336
		3,727,176	10.14%
Services - Computer Integrated Systems Design
52,500	Allscripts Healthcare Solutions, Inc. *	515,288	1.40%
Services - Help Supply Services
36,925	Kelly Services, Inc. - Class A	833,766
11,350	Kforce Inc.	450,595
		1,284,361	3.50%
Services - Hospitals
9,000	Magellan Health Services Inc. *	704,250
8,000	MEDNAX, Inc. *	222,320
		926,570	2.52%
Services - Prepackaged Software
1,809	Black Knight, Inc. *	116,644
8,300	Progress Software Corporation	344,865
		461,509	1.26%
Steel Pipe & Tubes
15,750	Allegheny Technologies Incorporated *	325,395	0.89%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
6,200	Carpenter Technology Corporation	308,636	0.84%
Surgical & Medical Instruments & Apparatus
26,700	Globus Medical, Inc. - Class A *	1,572,096	4.28%
Telegraph & Other Message Communications
8,600	j2 Global, Inc.	805,906	2.19%
Telephone & Telegraph Apparatus
10,000	Ciena Corporation *	426,900
5,000	Fabrinet * (Thailand)	324,200
		751,100	2.04%
Title Insurance
5,900	Fidelity National Financial, Inc.	267,565	0.73%
Wholesale - Computers & Peripheral Equipment & Software
10,200	SYNNEX Corporation	1,313,760	3.58%
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
8,700	EnerSys	651,021	1.77%
Wholesale - Lumber & Other Construction Materials
8,400	Boise Cascade Company	306,852	0.84%
Total for Common Stocks (Cost $21,981,573)		$32,924,745	89.60%

REAL ESTATE INVESTMENT TRUSTS
5,900	Mid-America Apartment Communities Inc.	777,974	2.12%
Total for Real Estate Investment Trusts (Cost $500,280)

MONEY MARKET FUNDS
3,034,557	SEI Daily Income Trust Government Fund CL F 1.49% **	3,034,557	8.26%
Total for Money Market Funds (Cost $3,034,557)
Total Investment Securities		36,737,276	99.98%
	(Cost $25,516,410)
Other Assets in Excess of Liabilities		6,282	0.02%
Net Assets		$36,743,558	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at December 31, 2019. The accompanying notes are an integral part of these financial statements.

2019 Annual Report 13

Paradigm Micro-Cap Fund
			Schedule of Investments
			December 31, 2019
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
40,000	Ducommun Incorporated *	$2,021,200	3.18%
Ball & Roller Bearings
50,000	NN, Inc.	462,500	0.73%
Communications Equipment, NEC
100,000	Vocera Communications, Inc. *	2,076,000	3.27%
Communications Services, NEC
300,000	Calix, Inc. *	2,400,000	3.78%
Computer Communications Equipment
280,000	Extreme Networks, Inc. *	2,063,600	3.25%
Computer Peripheral Equipment, NEC
170,000	Mitek Systems, Inc. *	1,300,500	2.05%
Concrete Products, Except Block & Brick
250,000	Forterra, Inc. *	2,890,000	4.55%
Construction - Special Trade Contractors
12,500	Matrix Service Co. *	286,000	0.45%
Electrical Work
4,780	EMCOR Group Inc.	412,514	0.65%
Electronic Components & Accessories
50,000	KEMET Corporation	1,352,500	2.13%
Electronic Computers
20,000	Omnicell, Inc. *	1,634,400	2.57%
Engines & Turbines
500,000	Westport Fuel Systems Inc. *	1,185,000	1.87%
Footwear (No Rubber)
120,000	Caleres, Inc.	2,850,000	4.49%
Guided Missiles & Space Vehicles & Parts
80,000	Kratos Defense & Security Solutions, Inc. *	1,440,800	2.27%
Industrial Organic Chemicals
5,950	Sensient Technologies Corporation	393,236	0.62%
Instruments For Measurement & Testing of Electricity & Electric Signals
6,875	Teradyne, Inc.	468,806	0.74%
Laboratory Analytical Instruments
80,000	Fluidigm Corporation *	278,400
4,000	PerkinElmer Inc.	388,400
		666,800	1.05%
Measuring & Controlling Devices, NEC
60,000	Onto Innovation Inc. *	2,192,400	3.45%
Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.	173,212	0.27%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
600,000	RTI Surgical, Inc. *	1,644,000	2.59%
Pharmaceutical Preparations
120,000	Dermira, Inc. *	1,819,200
10,000	Flexion Therapeutics, Inc. *	207,000
60,000	Nature's Sunshine Products, Inc. *	535,800
100,000	OptiNose, Inc. *	922,000
		3,484,000	5.49%
Retail - Apparel & Accessory Stores
11,875	Express Inc. *	57,831
4,900	Tailored Brands, Inc.	20,286
200,000	Tilly's, Inc. - Class A	2,450,000
		2,528,117	3.98%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2019 Annual Report 14

Paradigm Micro-Cap Fund
		Schedule of Investments
		December 31, 2019
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Retail - Catalog & Mail-Order Houses
30,000	Insight Enterprises, Inc. *	$2,108,700	3.32%
Retail - Department Stores
2,500	Dillard's, Inc. - Class A	183,700	0.29%
Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	195,510	0.31%
Retail - Retail Stores, NEC
1,725	IAC/InterActiveCorp. *	429,715	0.68%
Retail - Shoe Stores
6,700	Foot Locker, Inc.	261,233	0.41%
Semiconductors & Related Devices
18,300	Kulicke & Soffa Industries Inc. (Singapore)	497,760
150,000	NeoPhotonics Corporation *	1,323,000
4,600	Qorvo, Inc. *	534,658
4,700	Skyworks Solutions, Inc.	568,136
		2,923,554	4.60%
Services - Business Services, NEC
6,600	Tabula Rasa HealthCare, Inc. *	321,288	0.51%
Services - Computer Integrated Systems Design
180,000	Allscripts Healthcare Solutions, Inc. *	1,766,700
500,000	Ribbon Communications Inc. *	1,550,000
		3,316,700	5.22%
Services - Computer Processing & Data Preparation
17,900	Inovalon Holdings, Inc. *	336,878	0.53%
Services - Help Supply Services
15,500	Kelly Services, Inc. - Class A	349,990	0.55%
Services - Home Health Care Services
4,700	Addus HomeCare Corporation *	456,934	0.72%
Services - Hospitals
5,900	Magellan Health Services Inc. *	461,675	0.73%
Services - Prepackaged Software
80,599	Cerence Inc. *	1,823,955
5,900	Progress Software Corporation	245,145
		2,069,100	3.26%
Services - Management Services
50,000	Evolent Health, Inc. *	452,500
200,000	R1 RCM Inc. *	2,596,000
		3,048,500	4.80%
Services - Skilled Nursing Care Facilities
30,000	The Ensign Group, Inc.	1,361,100	2.14%
Special Industry Machinery (No Metalworking Machinery)
15,100	Kadant Inc.	1,590,634	2.50%
Special Industry Machinery, NEC
9,800	Brooks Automation, Inc.	411,208
40,000	Veeco Instruments Inc. *	587,400
		998,608	1.57%
Surgical & Medical Instruments & Apparatus
73,700	AtriCure, Inc. *	2,395,987
350,000	Cerus Corporation *	1,477,000
39,600	GenMark Diagnostics, Inc. *	190,476
4,500	OrthoPediatrics Corp. *	211,455
100,000	SeaSpine Holdings Corporation *	1,201,000
		5,475,918	8.62%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2019 Annual Report 15

Paradigm Micro-Cap Fund
	Schedule of Investments
	December 31, 2019
Shares	Fair Value	% of Net Assets

COMMON STOCKS

Telegraph & Other Message Communications
4,500 j2 Global, Inc.	$421,695	0.66%
Telephone & Telegraph Apparatus
100,000 Infinera Corporation *	794,000	1.25%
Wholesale - Hardware
40,000 Wesco Aircraft Holdings, Inc. *	440,800	0.69%
Wholesale - Lumber & Other Construction Materials
250,000 Huttig Building Products, Inc. *	385,000	0.61%
Total for Common Stocks (Cost $46,605,661)	61,856,817	97.40%

REAL ESTATE INVESTMENT TRUSTS
3,150 Mid-America Apartment Communities Inc.	415,359	0.66%
Total for Real Estate Investment Trusts (Cost $149,489)

MONEY MARKET FUNDS
1,392,282 SEI Daily Income Trust Government Fund CL F 1.49% **	1,392,282	2.19%
Total for Money Market Funds (Cost $1,392,282)
Total Investment Securities	63,664,458	100.25%
(Cost $48,147,432)
Liabilities in Excess of Other Assets	(158,742)	-0.25%

Net Assets	$63,505,716	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at December 31, 2019.

The accompanying notes are an integral part of these financial statements.

2019 Annual Report 16

Paradigm Funds

Statements of Assets and Liabilities	Value	Select
December 31, 2019	Fund	Fund

Assets:
Investment Securities at Fair Value*	$54,937,717	$36,737,276
Cash	-	3,876
Receivable for Fund Shares Sold	10,661	73,786
Dividends Receivable	71,375	16,950
Total Assets	55,019,753	36,831,888
Liabilities:
Payable for Fund Shares Redeemed	59,536	52,885
Payable to Advisor	71,205	35,445
Total Liabilities	130,741	88,330
Net Assets	$54,889,012	$36,743,558
Net Assets Consist of:
Paid In Capital	$29,632,173	$25,567,634
Total Distributable Earnings	25,256,839	11,175,924
Net Assets	$54,889,012	$36,743,558

Net Asset Value, Offering and Redemption Price (Note 2)	$48.83	$45.04

* Investments at Identified Cost	$29,684,326	$25,516,410

Shares Outstanding (Unlimited number of shares	1,123,980	815,887
authorized without par value)

Statements of Operations
For the fiscal year ended December 31, 2019

Investment Income:
Dividends	$858,020	$337,675
Total Investment Income	858,020	337,675
Expenses:
Investment Advisor Fees	795,986	430,790
Total Expenses	795,986	430,790
Less: Expenses Waived	-	(100,518)
Net Expenses	795,986	330,272

Net Investment Income	62,034	7,403

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	2,720,157	176,985
Net Change in Net Unrealized Appreciation on Investments	7,968,653	8,912,762
Net Realized and Unrealized Gain on Investments	10,688,810	9,089,747

Net Increase in Net Assets from Operations	$10,750,844	$9,097,150

The accompanying notes are an integral part of these financial statements.

2019 Annual Report 17

Paradigm Funds

Statements of Assets and Liabilities	Micro-Cap
December 31, 2019	Fund

Assets:
Investment Securities at Fair Value*	$63,664,458
Receivable for Fund Shares Sold	5
Dividends Receivable	15,293
Total Assets	63,679,756
Liabilities:
Payable for Distribution to Shareholders	48
Payable for Securities Purchased	107,079
Payable to Advisor	66,913
Total Liabilities	174,040
Net Assets	$63,505,716
Net Assets Consist of:
Paid In Capital	$48,383,408
Total Distributable Earnings	15,122,308
Net Assets	$63,505,716

Net Asset Value, Offering and Redemption Price (Note 2)	$30.91

* Investments at Identified Cost	$48,147,432

Shares Outstanding (Unlimited number of shares	2,054,677
authorized without par value)

Statements of Operations
For the fiscal year ended December 31, 2019

Investment Income:
Dividends	$597,243
Total Investment Income	597,243
Expenses:
Investment Advisor Fees	624,942
Total Expenses	624,942
Less: Expenses Waived	-
Net Expenses	624,942

Net Investment Loss	(27,699)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(176,959)
Net Change in Net Unrealized Appreciation on Investments	10,842,621
Net Realized and Unrealized Gain on Investments	10,665,662

Net Increase in Net Assets from Operations	$10,637,963

The accompanying notes are an integral part of these financial statements.

2019 Annual Report 18

Paradigm Funds

Statements of Changes in Net Assets	Value Fund		Select Fund

	1/1/2019	1/1/2018	1/1/2019	1/1/2018
	to	to	to	to
	12/31/2019	12/31/2018	12/31/2019	12/31/2018
From Operations:
Net Investment Income (Loss)	$62,034	$(109,579)	$7,403	$6,598
Net Realized Gain on Investments	2,720,157	7,032,203	176,985	667,245
Net Change in Unrealized Appreciation on Investments	7,968,653	(7,753,631)	8,912,762	(3,317,635)
Net Increase (Decrease) in Net Assets from Operations	10,750,844	(831,007)	9,097,150	(2,643,792)
From Distributions to Shareholders:	(2,630,133)	(6,505,623)	(210,205)	(665,584)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,419,053	2,635,472	5,919,404	1,522,264
Proceeds from Redemption Fees (Note 2)	662	8,891	1,324	-
Shares Issued on Reinvestment of Dividends	2,591,031	6,217,194	204,471	626,197
Cost of Shares Redeemed	(10,673,835)	(9,266,900)	(1,591,296)	(777,882)
Net Increase (Decrease) from Shareholder Activity	(4,663,089)	(405,343)	4,533,903	1,370,579
Net Increase (Decrease) in Net Assets	3,457,622	(7,741,973)	13,420,848	(1,938,797)

Net Assets at Beginning of Period	51,431,390	59,173,363	23,322,710	25,261,507

Net Assets at End of Period	$54,889,012	$51,431,390	$36,743,558	$23,322,710

Share Transactions:
Issued	72,697	49,608	140,889	37,898
Reinvested	53,138	149,704	4,539	19,315
Redeemed	(228,156)	(181,659)	(41,678)	(19,869)
Net Increase (Decrease) in Shares	(102,321)	17,653	103,750	37,344
Shares Outstanding Beginning of Period	1,226,301	1,208,648	712,137	674,793
Shares Outstanding End of Period	1,123,980	1,226,301	815,887	712,137

The accompanying notes are an integral part of these financial statements.

2019 Annual Report 19

Paradigm Funds

Statements of Changes in Net Assets	Micro-Cap Fund

	1/1/2019		1/1/2018
	to		to
	12/31/2019		12/31/2018
From Operations:
Net Investment Loss	$(27,699)		$(359,211)
Net Realized Gain (Loss) on Investments	(176,959)		5,479,445
Net Change in Unrealized Appreciation on Investments	10,842,621		(11,021,590)
Net Increase (Decrease) in Net Assets from Operations	10,637,963		(5,901,356)

From Distributions to Shareholders:	(5,884)		(5,495,670)

From Capital Share Transactions:
Proceeds From Sale of Shares	740,498		7,068,123
Proceeds From Merger	9,389,723	(a)	-
Proceeds from Redemption Fees (Note 2)	-		449
Shares Issued on Reinvestment of Dividends	5,836		5,434,220
Cost of Shares Redeemed	(1,608,168)		(6,183,886)
Net Increase from Shareholder Activity	8,527,889		6,318,906
Net Increase (Decrease) in Net Assets	19,159,968		(5,078,120)

Net Assets at Beginning of Period	44,345,748		49,423,868

Net Assets at End of Period	$63,505,716		$44,345,748

Share Transactions:
Issued	25,965		193,754
From Merger	329,811	(a)	-
Reinvested	189		216,935
Redeemed	(57,004)		(180,493)
Net Increase in Shares	298,961		230,196
Shares Outstanding Beginning of Period	1,755,716		1,525,520
Shares Outstanding End of Period	2,054,677		1,755,716

(a) See Note 8. The accompanying notes are an integral part of these financial statements.

2019 Annual Report 20

Paradigm Value Fund

Financial Highlights - Paradigm Value Fund

Selected data for a share outstanding	1/1/2019		1/1/2018	1/1/2017	1/1/2016		1/1/2015
throughout the period:	to		to	to	to		to
	12/31/2019		12/31/2018	12/31/2017	12/31/2016		12/31/2015
Net Asset Value - Beginning of Period	$41.94		$48.96	$48.10	$43.02		$48.33
Net Investment Income (Loss) (a)	0.05		(0.10)	(0.08)	(0.02)		(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized)	9.29		(0.98)	6.89	7.46		0.74
Total from Investment Operations	9.34		(1.08)	6.81	7.44		0.72
Distributions (From Net Investment Income)	(0.02)		-	-	-		-
Distributions (From Capital Gains)	(2.43)		(5.95)	(5.96)	(2.36)		(6.03)
Total Distributions	(2.45)		(5.95)	(5.96)	(2.36)		(6.03)
Proceeds from Redemption Fee (Note 2)	-	+	0.01	0.01	-	+	-	+
Net Asset Value - End of Period	$48.83		$41.94	$48.96	$48.10		$43.02
Total Return (b)	22.27%		(2.07)%	14.06%	17.29%		1.35%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$54,889		$51,431	$59,173	$62,096		$66,931
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%		1.50%	1.66%	2.00%		2.00%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.50%		1.50%	1.50%	1.50%		1.50%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	0.12%		(0.18)%	(0.15)%	(0.06)%		(0.05)%
Portfolio Turnover Rate	12.31%		20.54%	24.12%	12.68%		14.35%

Paradigm Select Fund

Financial Highlights - Paradigm Select Fund

Selected data for a share outstanding throughout the period:	1/1/2019		1/1/2018	1/1/2017	1/1/2016		1/1/2015
	to		to	to	to		to
	12/31/2019		12/31/2018	12/31/2017	12/31/2016		12/31/2015
Net Asset Value - Beginning of Period	$32.75		$37.44	$33.49	$29.09		$32.20
Net Investment Income (Loss) (a)	0.01		0.01	(0.05)	(0.04)		0.07
Net Gain (Loss) on Investments (Realized and Unrealized)	12.54		(3.74)	5.42	4.69		(0.45)
Total from Investment Operations	12.55		(3.73)	5.37	4.65		(0.38)
Distributions (From Net Investment Income)	(0.01)		-	-	(0.01)		(0.05)
Distributions (From Capital Gains)	(0.25)		(0.96)	(1.46)	(0.24)		(2.68)
Total Distributions	(0.26)		(0.96)	(1.46)	(0.25)		(2.73)
Proceeds from Redemption Fee (Note 2)	-	+	-	0.04	-	+	-	+

Net Asset Value - End of Period	$45.04		$32.75	$37.44	$33.49		$29.09
Total Return (b)	38.32%		(9.93)%	16.12%	15.98%		(1.26)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$36,744		$23,323	$25,262	$22,869		$5,399
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%		1.50%	1.50%	1.50%		1.50%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.15%		1.15%	1.15%	1.15%		1.15%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	0.03%		0.03%	(0.13)%	(0.14)%		0.21%
Portfolio Turnover Rate	15.27%		20.28%	21.49%	31.47%		19.57%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005/0.005% .

The accompanying notes are an integral part of these financial statements.

2019 Annual Report 21

Paradigm Micro-Cap Fund

Financial Highlights - Paradigm Micro-Cap Fund

Selected data for a share outstanding throughout the period:	1/1/2019		1/1/2018		1/1/2017		1/1/2016		1/1/2015
	to		to		to		to		to
	12/31/2019		12/31/2018		12/31/2017		12/31/2016		12/31/2015
Net Asset Value - Beginning of Period	$25.26		$32.40		$29.89		$24.32		$27.39
Net Investment Income (Loss) (a)	(0.02)		(0.23)		(0.31)		(0.18)		(0.11)
Net Gain (Loss) on Investments (Realized and Unrealized)	5.67		(3.35)		5.05		6.83		(2.64)
Total from Investment Operations	5.65		(3.58)		4.74		6.65		(2.75)
Distributions (From Net Investment Income)	-		-		-		-		-
Distributions (From Capital Gains)	-	+	(3.56)		(2.23)		(1.08)		(0.32)
Total Distributions	-		(3.56)		(2.23)		(1.08)		(0.32)
Proceeds from Redemption Fee (Note 2)	-		-	+	-	+	-	+	-
Net Asset Value - End of Period	$30.91		$25.26		$32.40		$29.89		$24.32
Total Return (b)	22.38%		(10.96)%		15.79%		27.33%		(10.05)%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$63,506		$44,346		$49,424		$51,670		$42,395
Ratio of Expenses to Average Net Assets	1.25%		1.25%		1.25%		1.25%		1.25%
Ratio of Net Investment Income (Loss) to Average
Net Assets	(0.06)%		(0.67)%		(0.96)%		(0.67)%		(0.41)%
Portfolio Turnover Rate	86.09%		111.47%		125.90%		88.88%		70.95%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
+ Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

2019 Annual Report 22

NOTES TO FINANCIAL STATEMENTS
PARADIGM FUNDS
December 31, 2019

1.) ORGANIZATION
Paradigm Funds (the “Trust”) is an open-end management investment company that was organized in Ohio as a business trust on September 13, 2002 that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. Value’s investment objective is long-term capital appreciation. The Paradigm Select Fund (“Select”) commenced operations on January 1, 2005. Select’s investment objective is long-term capital appreciation. The Paradigm Micro-Cap Fund (“Micro-Cap”) commenced operations on January 1, 2008. Micro-Cap’s investment objective is long-term capital appreciation. Under normal circumstances, Micro-Cap invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. Prior to December 27, 2011, the principal investment strategy of Micro-Cap was to invest primarily in the common stocks of small, mid or large capitalization companies that the Advisor (defined below) believed had the potential for capital appreciation. Value, Select and Micro-Cap are all diversified funds. The advisor to Value, Select and Micro-Cap (each a “Fund” and collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follows the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on the trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Funds use the highest cost basis which is a form of specific identification in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION: Each Fund’s net asset value (the “NAV”) is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days or less of purchase. During the fiscal year ended December 31, 2019 proceeds from redemption fees were $662, $1,324 and $0 for Value, Select and Micro-Cap, respectively.

INCOME TAXES: The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncer-

2019 Annual Report 23

Notes to Financial Statements - continued

tain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended December 31, 2019, the Funds did not incur any interest or penalties.

ESTIMATES: The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund. These adjustments were primarily attributed to the reclassification of net investment loss, the usage of equalization for tax purposes, and the recognition of capital loss carryforwards and wash sales received as part of the merger discussed in Note 8.

Value
Paid In Capital	$199,876
Total Distributable Earnings	($199,876)

Micro-Cap
Paid In Capital	$1,766
Total Distributable Earnings	($1,766)

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2019 Annual Report 24

Notes to Financial Statements - continued

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts) Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the fair value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy, and if an equity security is valued by the pricing service at its last bid, it is generally categorized in level 2 of the fair value hierarchy. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the fair value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trust’s Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2019:

Value:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$48,527,723	$ -	$ -	$48,527,723
Real Estate Investment Trusts	3,889,869	-	-	3,889,869
Money Market Funds	2,520,125	-	-	2,520,125
Total	$54,937,717	$ -	$ -	$54,937,717

Select:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$32,924,745	$ -	$ -	$32,924,745
Real Estate Investment Trusts	777,974	-	-	777,974
Money Market Funds	3,034,557	-	-	3,034,557
Total	$36,737,276	$ -	$ -	$36,737,276

Micro-Cap:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$61,856,817	$ -	$ -	$61,856,817
Real Estate Investment Trusts	415,359	-	-	415,359
Money Market Funds	1,392,282	-	-	1,392,282
Total	$63,664,458	$ -	$ -	$63,664,458

The Funds did not hold any level 3 assets during the fiscal year ended December 31, 2019. The Funds did not invest in derivative instruments during the fiscal year ended December 31, 2019.

4.) INVESTMENT ADVISORY AGREEMENTS
The Trust, with respect to each of the Funds, has an investment advisory agreement (collectively the “Management Agreements”) with the Advisor. Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Under the

2019 Annual Report 25

Notes to Financial Statements - continued

Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trustees and Trust officers with respect thereto. The Funds will also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (none are currently authorized). The Advisor also pays the salaries and fees of all of its officers and employees that serve as Trustees and Trust Officers. For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 1.50%, 1.50% and 1.25% of the average daily net assets from Value, Select and Micro-Cap, respectively. The Advisor’s investment management fee is accrued daily and is typically paid monthly. As a result of the above calculations, for the fiscal year ended December 31, 2019, the Advisor earned management fees (before the waivers described below) totaling $795,986, $430,790 and $624,942 for Value, Select and Micro-Cap, respectively. At December 31, 2019, $71,205, $35,445 and $66,913 was due to the Advisor from Value, Select and Micro-Cap, respectively. The Advisor has contractually agreed to waive management fees and/or reimburse Select to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.15% of daily net assets through April 30, 2020. The Advisor waived $100,518 for the fiscal year ended December 31, 2019 for Select, pursuant to its contractual agreement. There is no recapture provision to this waiver.

5.) RELATED PARTY TRANSACTIONS
Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were each paid $8,000, for a total of $32,000, in Trustees fees for the fiscal year ended December 31, 2019 for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the fiscal year ended December 31, 2019, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Value	Select	Micro-Cap
Purchases	$6,236,099	$6,846,148	$41,160,866
Sales	$13,531,089	$4,058,407	$41,720,675

There were no purchases or sales of U.S. Government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended. At December 31, 2019, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, for the benefit of its customers, held, in aggregate, 32.37% of Value, and therefore also may be deemed to control Value. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 71.64%, of Select, and therefore may be deemed to control Select. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 88.20% of Micro-Cap, and therefore may be deemed to control Micro-Cap.

8.) MERGER OF PARADIGM OPPORTUNITY FUND WITH PARADIGM MICRO-CAP FUND
Effective as of the close of business December 4, 2019, pursuant to a Plan of Reorganization, Micro-Cap received all the assets and liabilities (the “Reorganization”) of the Paradigm Opportunity Fund (the “Target Fund”). Shares of the Target Fund were exchanged for shares of Micro-Cap. 210,241 shares of the Target Fund, valued at $44.66 per share, were exchanged for 329,811 shares of Micro-Cap valued at $28.47 per share. Each share of the Target Fund was exchanged for 1.569 shares of Micro-Cap. The Target Fund’s net assets on the date of the Reorganization of $9,389,723, including $4,017,053 of unrealized appreciation, were combined with those of Micro-Cap. The combined net assets immediately after the Reorganization amounted to $58,672,090 with 2,060,617 shares outstanding. The Reorganization was treated as a tax-free transaction for federal income tax purposes and, accordingly, the basis of the assets of Micro-Cap reflected

2019 Annual Report 26

Notes to Financial Statements - continued

the historical basis of the assets of the Target Fund as of the date of the Reorganization. After the Reorganization was completed, Micro-Cap was the accounting survivor and obtained and held the entire portfolio holdings previously held by the Target Fund.

Assuming the Reorganization had been completed on January 1, 2019, the beginning of the reporting period, the pro forma results of operations for the year ended December 31, 2019 would have been as follows:

Net Investment Loss	$(47,869)
Net Realized Loss on Investments	(193,107)
Change in Net Unrealized Appreciation on Investments	12,626,082
Net Increase in Net Assets Resulting from Operations	$12,385,106

Because Micro-Cap has been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund and Micro-Cap that have been included in Micro-Cap’s Statement of Operations since December 4, 2019.

9.) TAX MATTERS
For federal income tax purposes, at December 31, 2019 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value	Select	Micro-Cap
Cost of Investments	$29,756,691	$25,567,174	$48,298,555

Gross Unrealized Appreciation	$27,160,891	$11,997,344	$19,578,324
Gross Unrealized Depreciation	($1,979,865)	($827,242)	($4,212,421)
Net Unrealized Appreciation
(Depreciation) on Investments	$25,181,026	$11,170,102	$15,365,903

The tax character of distributions paid during the fiscal years ended December 31, 2019 and 2018 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2019	December 31, 2018
PARADIGM VALUE FUND
Ordinary Income	$ 605,925	$ 157,414
Long-term Capital Gain	2,024,208	6,348,209
	$2,630,133	$6,505,623

PARADIGM SELECT FUND
Ordinary Income	$ 91,999	$ 62,610
Long-term Capital Gain	118,206	602,974
	$ 210,205	$ 665,584

PARADIGM MICRO-CAP FUND
Ordinary Income	$ –	$ 45,002
Long-term Capital Gain	5,884	5,450,668
	$ 5,884	$5,495,670

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Value	Select
Undistributed ordinary income	$ 72,585	$ 3,871
Undistributed capital gain	3,228	1,951
Unrealized appreciation	25,181,026	11,170,102
	$25,256,839	$11,175,924

2019 Annual Report 27

Notes to Financial Statements - continued

Micro-Cap
Other accumulated losses	$ (243,595)
Unrealized appreciation	15,365,903
$15,122,308

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and temporary tax basis adjustments resulting from underlying investment mergers. As of December 31, 2019, Micro-Cap had available for federal tax purposes unused capital loss carryforward of $243,595, of which $5,104 is short-term with no expiration and $238,491 is long-term with no expiration.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2019 Annual Report 28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Paradigm Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Paradigm Funds comprising Paradigm Value Fund, Paradigm Select Fund, and Paradigm Micro-Cap Fund (the “Funds”), as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2004.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 20, 2020

2019 Annual Report 29

DISCLOSURE OF EXPENSES (Unaudited)

The ongoing costs to shareholders associated with the Paradigm Value Fund, Paradigm Select Fund and Paradigm Micro-Cap Fund consist solely of management fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Funds, the shares are subject to a 2% redemption fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on July 1, 2019 and held through December 31, 2019.

The first line of each table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PARADIGM VALUE FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2019 to
	July 1, 2019	December 31, 2019	December 31, 2019

Actual	$1,000.00	$1,090.18	$7.90

Hypothetical	$1,000.00	$1,017.64	$7.63
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

PARADIGM SELECT FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2018 to
	July 1, 2019	December 31, 2019	December 31, 2019

Actual	$1,000.00	$1,159.44	$6.26

Hypothetical	$1,000.00	$1,019.41	$5.85
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2019 Annual Report 30

Disclosure of Expenses (Unaudited) - continued

PARADIGM MICRO-CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2019 to
	July 1, 2019	December 31, 2019	December 31, 2019

Actual	$1,000.00	$1,120.44	$6.68

Hypothetical	$1,000.00	$1,018.90	$6.36
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2019 Annual Report 31

ADDITIONAL INFORMATION December 31, 2019

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES (Unaudited)

Paradigm Funds Advisor LLC, the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ website at www.paradigm-funds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the SEC’s website at http://www.sec.gov.

ADDITIONAL INFORMATION

You will find more information about the Funds at www.paradigm-funds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732.

2019 Annual Report 32

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2019 Annual Report 33

TRUSTEES AND OFFICERS (Unaudited)

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust as of December 31, 2019.

Interested Trustees and Officers

				Number of	Other
Name,	Position(s)	Term of	Principal	Portfolios	Directorships
Address[1],	Held with	Office and	Occupation(s)	Overseen	Held by Trustee
and Year of Birth	the Trust	Length of	During the	By	During the
		Time Served	Past 5 Years	Trustee	Past 5 Years

Candace King	President	Indefinite Term,	Co-Portfolio Manager of Paradigm Micro-Cap Fund since	3	None
Weir[2]	and Trustee	Since 2002	2011, Paradigm Value Fund and Paradigm Select Fund
(1944)			since Feb. 2013; Co-Portfolio Manager of Paradigm
Opportunity Fund from Feb. 2013 to Dec. 2019. Director,
President, Chief Investment Officer, and Portfolio Manager
of Paradigm Capital Management, Inc. since 1994; Director
and President of C.L. King & Associates, Inc. since 1972;
Managing Member of PCM Ventures, LLC since 1996, PCM
Ventures International LLC since 2001, PCM Ventures II,
LLC since 2003, and PCM Ventures III, LLC since 2010;
Paradigm Funds Advisors LLC since 2005.

Amelia F. Weir	Secretary	Indefinite Term,	Co-Portfolio Manager of Paradigm Micro-Cap Fund since	N/A	N/A
(1975)		Since 2009	2011, Paradigm Value Fund and Paradigm Select Fund
since Feb. 2013; Co-Portfolio Manager of Paradigm
Opportunity Fund from Feb. 2013 to Dec. 2019. Portfolio
Manager and Director of Research Paradigm Capital
Management (2008 - current).

Carl A. Florio,	Trustee	Indefinite Term,	Director and Vice Chairman of Paradigm Funds Advisor	3	Director,
CPA[3]		Since 2005	LLC and affiliated entities (2008 - current).		American Bio
(1948)					Medical; Dir.,
First Niagara
Financial Group

Robert A. Benton	Treasurer and	Indefinite Term,	SVP and CFO of Paradigm Funds Advisor LLC and affiliat-	N/A	N/A
(1954)	Chief	Treasurer and	ed advisors (May 2006 - current), SVP and CFO of C.L.
	Financial	Chief Financial	King & Associates, a registered broker dealer (February
	Officer	Officer Since	2001 - current); CCO of Paradigm Funds Advisor LLC an
		2002, Chief	affiliated advisor (June 2016 - Oct.2019).
Compliance
Officer (June
2016 - Oct.
2019)

Thomas H. Signor	Chief	Indefinite Term,	CCO of Paradigm Funds Advisor LLC (Oct. 2019 - current);	N/A	N/A
(1965)	Compliance	Since 2019	Compliance Department of Paradigm Funds Advisor LLC
	Officer		(Aug. 2019-Oct. 2019); EVP and COO of Kinderhook Bank
(2015 to July 2019).

Independent Trustees

		Term of	Principal	Number of	Other
Name,	Position(s)	Office and	Occupation(s)	Portfolios	Directorships
Address[1],	Held with	Length of	During	Overseen	During the
and Year of Birth	the Trust	Time Served	Past 5 Years	By Trustee	Past 5 Years

Gary	Trustee	Indefinite Term,	Founder and President, Dr. Woods Products (a con-	3	None
Greenhouse[4]		Since 2016	sumer products company) (2006 - current); Founder and
(1943)			Managing Partner, Sylvia Woods Food Company (2000 -
current).

Peter H.	Trustee	Indefinite Term,	Peter H. Heerwagen, Attorney at Law (2009 - current).	3	None
Heerwagen		Since 2009
(1945)

William P.	Trustee	Indefinite Term,	Chief Executive Officer of Bright Hub, Inc. (2006 - cur-	3	Director, MTI
Phelan[5], CPA		Since 2007	rent).		Micro
(1956)

George M. Philip	Trustee	Indefinite Term,	Retired (2013 - current); President, University of Albany,	3	Director, First
(1947)		Since 2016	State University of New York (2007 - 2013).		Niagara
Financial
Group, iPic
Entertainment
Inc., US Airways

[1] The address of each trustee and officer is c/o Paradigm Funds, Nine Elk Street, Albany, NY 12207.
[2] Candace King Weir is considered an “interested person” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amend-
ed, by virtue of her affiliation with the Trust’s investment advisor, Paradigm Funds Advisor LLC. Candace King Weir is a Director and the
President of Paradigm Capital Management, Inc.; and an interested Trustee of the Trust; and CEO of the Trust’s investment advisor,
Paradigm Funds Advisor LLC.
[3] Carl A. Florio is considered an “interested person” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, because he is an officer of the Trust’s investment advisor, Paradigm Funds Advisor LLC. Carl A. Florio is a member of the Board of Directors of a non-profit foundation that retains Paradigm Capital Management, Inc. to manage a portion of the foundation’s assets.
[4] Gary Greenhouse is a limited partner in PCM Partners, LP II. As of December 31, 2019 he owned 0.32% of the PCM Partners, LP II part-
nership, the value of which was approximately $1.00 million. Candace King Weir is the general partner of PCM Partners, LP II an interested
Trustee of the Trust and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.
[5] William P. Phelan is a limited partner in PCM Partners, LP II. As of December 31, 2019 he owned 0.98% of the PCM Partners, LP II partner-
ship, the value of which was $3.06 million. Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the
Trust; and CEO of the Trust’s investment advisor, Paradigm Funds Advisor LLC.

The Statement of Additional Information includes additional information about the Funds’ Trustees and may be obtained without charge by calling 1-800-239-0732.

2019 Annual Report 34

Board of Trustees
Carl A. Florio
Gary Greenhouse
Peter H. Heerwagen
Candace King Weir
William P. Phelan
George M. Philip

Investment Advisor
Paradigm Funds Advisor LLC
Nine Elk Street
Albany, NY 12207-1002

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Heights., OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

This report is provided for the general information of the shareholders of the Paradigm
Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William P. Phalen is an audit committee financial expert. Mr. Phalen is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/19	FYE 12/31/18
Audit Fees	$32,500	$39,400
Audit-Related Fees	$0	$0
Tax Fees	$10,500	$13,000
All Other Fees	$3,850	$1,800

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
All Other Fees: Semi-Annual Report Review and N-14 filing review.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 12/31/19	FYE 12/31/18
Registrant	$14,350	$14,800
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/Candace King Weir Candace King Weir President

Date: 2/25/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir Candace King Weir President

Date: 2/25/2020

By: /s/Robert A. Benton Robert A. Benton Chief Financial Officer

Date: 2/25/2020